Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Credit losses	$ 800
Related Party [Member]
Related Party Transaction [Line Items]
Credit losses	$ 391		$ 1,476